Investment Portfolioas of March 31, 2023 (Unaudited)
DWS Small Mid Cap Growth VIP
	Shares	Value ($)

Common Stocks 98.1%
Communication Services 1.3%
Diversified Telecommunication Services 0.8%
Iridium Communications, Inc.	6,600	408,738
Entertainment 0.5%
Take-Two Interactive Software, Inc.*	2,174	259,358
Consumer Discretionary 11.2%
Automobile Components 0.9%
Gentherm, Inc.*	7,364	444,933
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions, Inc.*	3,398	261,612
Hotels, Restaurants & Leisure 2.4%
Hilton Grand Vacations, Inc.*	12,491	554,975
Jack in the Box, Inc.	7,229	633,188
		1,188,163
Household Durables 3.3%
Helen of Troy Ltd.*	2,963	281,989
iRobot Corp.*	4,373	190,838
LGI Homes, Inc.*	3,089	352,238
TopBuild Corp.*	3,773	785,312
		1,610,377
Leisure Products 1.3%
YETI Holdings, Inc.*	15,522	620,880
Specialty Retail 2.8%
Burlington Stores, Inc.*	2,883	582,654
Camping World Holdings, Inc. "A" (a)	22,907	478,069
National Vision Holdings, Inc.*	7,865	148,177
The Children's Place, Inc.*	4,788	192,717
		1,401,617
Consumer Staples 2.2%
Consumer Staples Distribution & Retail 1.9%
Casey's General Stores, Inc.	4,371	946,147
Household Products 0.3%
Spectrum Brands Holdings, Inc.	2,282	151,114
Energy 4.9%
Oil, Gas & Consumable Fuels
Arch Resources, Inc.	2,200	289,212
Crescent Energy Co. "A"	6,384	72,203
Denbury, Inc.*	7,100	622,173
Kosmos Energy Ltd.*	48,000	357,120

Matador Resources Co.	8,300	395,495
Ovintiv, Inc.	9,711	350,373
Southwestern Energy Co.*	67,176	335,880
		2,422,456
Financials 7.3%
Banks 1.9%
Pinnacle Financial Partners, Inc.	5,944	327,871
South State Corp.	3,504	249,695
Synovus Financial Corp.	11,493	354,329
		931,895
Capital Markets 3.3%
FactSet Research Systems, Inc.	1,036	430,033
Lazard Ltd. "A"	12,317	407,816
LPL Financial Holdings, Inc.	2,100	425,040
Moelis & Co. "A"	9,136	351,188
		1,614,077
Financial Services 1.0%
WEX, Inc.*	2,797	514,340
Insurance 1.1%
Kinsale Capital Group, Inc.	1,900	570,285
Health Care 19.7%
Biotechnology 4.3%
Apellis Pharmaceuticals, Inc.*	4,251	280,396
Beam Therapeutics, Inc.*	1,593	48,778
Biohaven, Ltd.*	1,787	24,410
Blueprint Medicines Corp.*	4,684	210,733
Halozyme Therapeutics, Inc.*	3,100	118,389
Insmed, Inc.*	6,610	112,701
Kiniksa Pharmaceuticals Ltd. "A"*	8,769	94,354
Neurocrine Biosciences, Inc.*	7,085	717,144
Travere Therapeutics, Inc.*	18,778	422,317
Ultragenyx Pharmaceutical, Inc.*	3,057	122,586
		2,151,808
Health Care Equipment & Supplies 3.6%
Axonics, Inc.*	5,613	306,245
Globus Medical, Inc. "A"*	2,224	125,967
Haemonetics Corp.*	1,353	111,961
Masimo Corp.*	1,627	300,246
Merit Medical Systems, Inc.*	4,200	310,590
Omnicell, Inc.*	2,300	134,941
Outset Medical, Inc.*	10,674	196,402
Shockwave Medical, Inc.*	500	108,415
STAAR Surgical Co.*	975	62,351
Tandem Diabetes Care, Inc.*	3,419	138,846
		1,795,964
Health Care Providers & Services 9.0%
AMN Healthcare Services, Inc.*	13,141	1,090,178
HealthEquity, Inc.*	4,529	265,898
ModivCare, Inc.*	4,799	403,500
Molina Healthcare, Inc.*	2,619	700,556
Option Care Health, Inc.*	21,064	669,203

Privia Health Group, Inc.*	8,600	237,446
RadNet, Inc.*	44,177	1,105,750
		4,472,531
Life Sciences Tools & Services 0.5%
BioLife Solutions, Inc.*	8,451	183,809
OmniAb, Inc.*	13,092	48,179
		231,988
Pharmaceuticals 2.3%
Arvinas, Inc.*	2,000	54,640
Intra-Cellular Therapies, Inc.*	7,000	379,050
Ligand Pharmaceuticals, Inc.*	2,672	196,552
Pacira BioSciences, Inc.*	11,807	481,844
		1,112,086
Industrials 22.4%
Aerospace & Defense 1.6%
HEICO Corp.	4,476	765,575
Building Products 5.8%
Allegion PLC	7,499	800,368
Builders FirstSource, Inc.*	16,396	1,455,637
Masonite International Corp.*	6,705	608,613
		2,864,618
Commercial Services & Supplies 3.4%
MSA Safety, Inc.	2,392	319,332
Tetra Tech, Inc.	4,419	649,195
The Brink's Co.	11,036	737,205
		1,705,732
Construction & Engineering 0.6%
MasTec, Inc.*	3,160	298,430
Electrical Equipment 0.9%
Generac Holdings, Inc.*	1,478	159,639
Plug Power, Inc.*	4,018	47,091
Thermon Group Holdings, Inc.*	9,149	227,993
		434,723
Machinery 1.0%
IDEX Corp.	2,202	508,728
Professional Services 5.1%
Broadridge Financial Solutions, Inc.	5,482	803,497
Kforce, Inc.	16,725	1,057,689
Maximus, Inc.	8,556	673,357
		2,534,543
Trading Companies & Distributors 4.0%
H&E Equipment Services, Inc.	16,406	725,638
Rush Enterprises, Inc. "A"	16,590	905,814
Titan Machinery, Inc.*	11,743	357,574
		1,989,026

Information Technology 21.5%
Communications Equipment 1.1%
Calix, Inc.*	8,844	473,950
Lumentum Holdings, Inc.*	1,672	90,305
		564,255
Electronic Equipment, Instruments & Components 3.3%
Advanced Energy Industries, Inc.	12,629	1,237,642
Cognex Corp.	7,873	390,107
		1,627,749
Semiconductors & Semiconductor Equipment 5.5%
Entegris, Inc.	6,121	501,983
FormFactor, Inc.*	7,627	242,920
Impinj, Inc.*	1,630	220,898
Monolithic Power Systems, Inc.	1,247	624,173
Semtech Corp.*	7,632	184,236
SiTime Corp.*	4,087	581,294
Ultra Clean Holdings, Inc.*	10,873	360,549
		2,716,053
Software 11.6%
Aspen Technology, Inc.*	3,737	855,287
Dynatrace, Inc.*	7,679	324,822
Envestnet, Inc.*	9,852	578,017
Five9, Inc.*	9,547	690,152
Rapid7, Inc.*	6,849	314,437
Tenable Holdings, Inc.*	12,141	576,819
Tyler Technologies, Inc.*	3,276	1,161,801
Varonis Systems, Inc.*	35,677	927,959
Workiva, Inc.*	3,058	313,170
		5,742,464
Materials 4.5%
Chemicals 0.7%
Valvoline, Inc.	9,900	345,906
Construction Materials 1.7%
Eagle Materials, Inc.	5,901	865,972
Containers & Packaging 0.8%
Berry Global Group, Inc.	6,828	402,169
Metals & Mining 1.3%
Cleveland-Cliffs, Inc.*	34,787	637,646
Real Estate 3.1%
Diversified REITs 1.1%
Essential Properties Realty Trust, Inc.	21,678	538,698
Industrial REITs 1.2%
Americold Realty Trust, Inc.	5,999	170,671
EastGroup Properties, Inc.	2,708	447,687
		618,358
Specialized REITs 0.8%
Four Corners Property Trust, Inc.	13,954	374,805
Total Common Stocks (Cost $32,569,761)		48,645,819

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	1,013	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	1,013	0
Total Other Investments (Cost $0)		0

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (d) (e) (Cost $110,700)	110,700	110,700

Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 4.78% (d) (Cost $1,053,714)	1,053,714	1,053,714

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $33,734,175)	100.5	49,810,233
Other Assets and Liabilities, Net	(0.5)	(231,201)
Net Assets	100.0	49,579,032
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (d) (e)
735,203	—	624,503 (f)	—	—	2,511	—	110,700	110,700
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 4.78% (d)
1,969,280	1,037,822	1,953,388	—	—	16,079	—	1,053,714	1,053,714
2,704,483	1,037,822	2,577,891	—	—	18,590	—	1,164,414	1,164,414

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $112,698, which is 0.2% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$48,645,819	$—	$—	$48,645,819
Other Investments	—	—	0	0
Short-Term Investments (a)	1,164,414	—	—	1,164,414
Total	$49,810,233	$—	$0	$49,810,233

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCG-PH1
R-080548-2 (1/25)